Stock Based Compensation Plans: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	7,550,000
Options available for grant	1,834,500
Maximum term of options	10 years
Options granted during period	310,000	250,000	1,600,000
Non-cash compensation expense	$ 200,000	$ 600,000	$ 2,700,000
Weighted average grant date fair value of options	$ 0.87	$ 0.98	$ 1.22
Retention units held by officers and directors	1,457,000
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000